UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05088

THE ALLIANCEBERNSTEIN PORTFOLIOS

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: July 31, 2011

Date of reporting period: October 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Growth Fund

Portfolio of Investments

October 31, 2010 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Information Technology - 36.3%
Communications Equipment - 5.9%
Cisco Systems, Inc. (a)	781,800	$17,848,494
Juniper Networks, Inc. (a)	223,100	7,226,209
QUALCOMM, Inc.	275,500	12,433,315

		37,508,018

Computers & Peripherals - 12.3%
Apple, Inc. (a)	166,900	50,215,203
EMC Corp. (a)	320,900	6,742,109
Hewlett-Packard Co.	343,100	14,430,786
NetApp, Inc. (a)	137,800	7,337,850

		78,725,948

Electronic Equipment, Instruments & Components - 0.6%
Agilent Technologies, Inc. (a)	116,200	4,043,760

Internet Software & Services - 4.2%
Google, Inc.-Class A (a)	43,300	26,542,467

IT Services - 4.2%
Accenture PLC	161,300	7,211,723
Cognizant Technology Solutions Corp.-Class A (a)	132,700	8,650,713
VeriFone Systems, Inc. (a)	147,800	5,000,074
Visa, Inc.-Class A	77,420	6,051,921

		26,914,431

Semiconductors & Semiconductor Equipment - 3.1%
Broadcom Corp.-Class A	151,500	6,172,110
Marvell Technology Group Ltd. (a)	350,700	6,772,017
NVIDIA Corp. (a)	553,600	6,659,808

		19,603,935

Software - 6.0%
Citrix Systems, Inc. (a)	105,100	6,733,757
Oracle Corp.	738,500	21,711,900
Red Hat, Inc. (a)	93,100	3,934,406
VMware, Inc.-Class A (a)	82,000	6,269,720

		38,649,783

		231,988,342

Consumer Discretionary - 15.3%
Auto Components - 0.6%
Johnson Controls, Inc.	107,800	3,785,936

Hotels, Restaurants & Leisure - 4.5%
McDonald’s Corp.	173,500	13,493,095
Starbucks Corp.	267,500	7,618,400
Yum! Brands, Inc.	149,200	7,394,352

		28,505,847

Internet & Catalog Retail - 0.9%
Amazon.com, Inc. (a)	33,200	5,482,648

Media – 2.6%
Comcast Corp.-Class A	176,600	$3,634,428
News Corp.-Class A	514,800	7,444,008
Walt Disney Co. (The)	145,500	5,254,005

		16,332,441

Multiline Retail - 2.2%
Kohl’s Corp. (a)	98,900	5,063,680
Target Corp.	177,700	9,229,738

		14,293,418

Specialty Retail - 1.5%
Advance Auto Parts, Inc.	41,000	2,664,180
Bed Bath & Beyond, Inc. (a)	106,700	4,684,130
Home Depot, Inc.	78,100	2,411,728

		9,760,038

Textiles, Apparel & Luxury Goods - 3.0%
Coach, Inc.	94,300	4,715,000
NIKE, Inc.-Class B	93,300	7,598,352
Phillips-Van Heusen Corp.	68,900	4,226,326
Polo Ralph Lauren Corp.-Class A	30,600	2,964,528

		19,504,206

		97,664,534

Industrials - 13.2%
Aerospace & Defense - 2.4%
Boeing Co. (The)	128,800	9,098,432
United Technologies Corp.	81,900	6,123,663

		15,222,095

Air Freight & Logistics - 2.8%
FedEx Corp.	99,400	8,719,368
United Parcel Service, Inc.-Class B	134,700	9,070,698

		17,790,066

Airlines - 0.9%
United Continental Holdings, Inc. (a)	195,810	5,686,322

Electrical Equipment - 1.9%
Cooper Industries PLC	79,900	4,188,358
Emerson Electric Co.	147,900	8,119,710

		12,308,068

Machinery - 2.9%
Danaher Corp.	126,740	5,495,447
Dover Corp.	117,300	6,228,630
Flowserve Corp.	72,300	7,230,000

		18,954,077

Road & Rail - 2.3%
Union Pacific Corp.	166,000	14,554,880

		84,515,508

Energy - 12.1%
Energy Equipment & Services - 2.9%
Cameron International Corp. (a)	123,660	5,410,125

Schlumberger Ltd.	190,660	$13,325,227

		18,735,352

Oil, Gas & Consumable Fuels - 9.2%
Approach Resources, Inc. (a)	87,982	1,359,322
EOG Resources, Inc.	119,600	11,448,112
Noble Energy, Inc.	180,800	14,731,584
Occidental Petroleum Corp.	103,500	8,138,205
Petroleo Brasileiro SA (ADR)	202,280	6,901,794
Southwestern Energy Co. (a)	173,000	5,856,050
Suncor Energy, Inc. (New York)	314,900	10,079,949

		58,515,016

		77,250,368

Health Care - 10.2%
Biotechnology - 3.7%
Celgene Corp. (a)	104,840	6,507,419
Gilead Sciences, Inc. (a)	199,930	7,931,223
Human Genome Sciences, Inc. (a)	169,400	4,553,472
Pharmasset, Inc. (a)	48,600	1,822,500
Vertex Pharmaceuticals, Inc. (a)	76,900	2,947,577

		23,762,191

Health Care Equipment & Supplies - 1.5%
Alcon, Inc.	15,300	2,566,116
Covidien PLC	103,300	4,118,571
Varian Medical Systems, Inc. (a)	46,300	2,927,086

		9,611,773

Health Care Providers & Services - 2.2%
Express Scripts, Inc.-Class A (a)	156,000	7,569,120
McKesson Corp.	96,000	6,334,080

		13,903,200

Pharmaceuticals - 2.8%
Abbott Laboratories	60,700	3,115,124
Merck & Co., Inc.	72,555	2,632,295
Pfizer, Inc.	241,100	4,195,140
Shire PLC (ADR)	47,900	3,357,790
Teva Pharmaceutical Industries Ltd. (Sponsored ADR)	86,450	4,486,755

		17,787,104

		65,064,268

Consumer Staples - 5.1%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	54,200	1,301,342
PepsiCo, Inc.	189,900	12,400,470

		13,701,812

Food & Staples Retailing - 2.5%
Kroger Co. (The)	240,800	5,297,600
Wal-Mart Stores, Inc.	195,100	10,568,567

		15,866,167

Household Products - 0.5%
Colgate-Palmolive Co.	42,300	$3,262,176

		32,830,155

Financials - 4.7%
Capital Markets - 1.2%
Franklin Resources, Inc.	24,200	2,775,740
Goldman Sachs Group, Inc. (The)	32,100	5,166,495

		7,942,235

Commercial Banks - 0.8%
Wells Fargo & Co.	186,000	4,850,880

Diversified Financial Services - 1.8%
CME Group, Inc.-Class A	13,081	3,788,912
IntercontinentalExchange, Inc. (a)	31,200	3,583,944
JPMorgan Chase & Co.	104,040	3,915,025

		11,287,881

Insurance - 0.9%
Aflac, Inc.	59,900	3,347,811
Axis Capital Holdings Ltd.	31,600	1,074,716
Principal Financial Group, Inc.	51,600	1,384,944

		5,807,471

		29,888,467

Materials - 2.0%
Chemicals - 0.7%
Praxair, Inc.	51,400	4,694,876

Metals & Mining - 1.3%
Freeport-McMoRan Copper & Gold, Inc.	90,200	8,540,136

		13,235,012

Total Common Stocks (cost $589,210,351)		632,436,654

SHORT-TERM INVESTMENTS - 0.6%
Investment Companies - 0.6%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio, 0.17% (b) (cost $3,389,065)	3,389,065	3,389,065

Total Investments - 99.5% (cost $592,599,416) (c)		635,825,719

Other assets less liabilities - 0.5%		3,488,761

Net Assets - 100.0%		$639,314,480

(a)	Non-income producing security.
(b)	Investment in affiliated money market mutual fund. The rate shown represents the 7-day yield as of period end.
(c)	As of October 31, 2010, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,797,884 and gross unrealized depreciation of investments was $(6,571,581), resulting in net unrealized appreciation of $43,226,303.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the Broad Market.

Glossary:

ADR	-	American Depositary Receipt

AllianceBernstein Growth Fund

October 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of October 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$632,436,654	$—	$—	$632,436,654
Short-Term Investments	3,389,065	—	—	3,389,065

Total Investments in Securities	635,825,719	—	—	635,825,719
Other Financial Instruments*	—	—	—	—

Total	$635,825,719	$—	$—	$635,825,719

*	Other financial instruments are derivative instruments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): The AllianceBernstein Portfolios

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	December 22, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	December 22, 2010